Accounts Payable and Accrued Expenses:	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
F.	Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses as of December 31, 2021 and 2020 consisted of the following:

	2021	2020
Cost of sales - purchases	$2,109,427	$1,672,223
Other payables and accrued expenses	2,874,069	1,595,710
	$4,983,496	$3,267,933